Segment Reporting - Reconciliation of operating earnings to net income (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Operating income (GAAP measure)	$ 824	$ 2,574	$ (1,373)	$ 1,996	$ 3,114	$ 2,504	$ 2,121	$ 1,799	$ 4,021	$ 4,021	$ 9,538	$ 10,386
Amortization of intangible assets										1,006	817	795
Acquisition-related transaction and integration costs										492	65	291
Goodwill impairments										6,149	181	0
Impairment of long-lived assets										43	0	0
Loss on divestiture of subsidiary										86	9	0
Interest income on financing for the Aetna Acquisition										(536)	0	0
Charges in connection with store rationalization										0	215	34
Adjustments to legal reserves in connection with certain legal settlements										0	0	(85)
Adjusted operating income									$ 11,261	11,261	10,825	$ 11,421
RxCrossroads subsidiary
Segment Reporting Information [Line Items]
Goodwill impairments										6,149	$ 181
Loss on divestiture of subsidiary										$ 725